Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2020 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2020 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.11%)
Past 5 years	1.67%
Past 10 years	4.57%
Fidelity Advisor Freedom 2020 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.84%)
Past 5 years	(0.55%)
Past 10 years	2.65%
Fidelity Advisor Freedom 2020 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.59%)
Past 5 years	1.03%
Past 10 years	3.24%
Fidelity Advisor Freedom 2020 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(17.69%)
Past 5 years	2.12%
Past 10 years	4.56%
Fidelity Advisor Freedom 2020 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(19.40%)
Past 5 years	1.90%
Past 10 years	4.55%
Fidelity Advisor Freedom 2020 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.11%)
Past 5 years	3.14%
Past 10 years	5.45%
Fidelity Advisor Freedom 2020 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.07%)
Since Inception	3.25%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0202
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	3.29%
Past 10 years	5.81%

[1]	AFrom October 2, 2018.